Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

February 27, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated February 27, 2026, do not differ from those contained in Post-Effective Amendment No. 662 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 23, 2026:

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares GSCI Commodity Dynamic Roll Strategy ETF

iShares Inflation Hedged Corporate Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

iShares Interest Rate Hedged U.S. Aggregate Bond ETF

iShares Short Duration Bond Active ETF

iShares Short Maturity Municipal Bond Active ETF

iShares Transition-Enabling Metals ETF

iShares Ultra Short Duration Bond Active ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary